Operating Loss (Details) - Schedule of operating loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating loss [Abstract]
License fee	$ 706	$ 553	$ 662
Realization bonus	13,503
Foreign exchange gain related to the realization bonus	(289)
Depreciation of Property, Plant and Equipment	5	5	13
Depreciation (Right-of-use asset)	86	245
Foreign exchange (gain)/losses	$ 239	$ 165	$ 45